OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations non-current (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 989,829,569	$ 743,327,057
Bank loans
Disclosure of detailed information about borrowings
Other non-current financial liabilities	4,000,000	$ 909,486
Envases Central S.A. | Bank loans | Banco BCI 2.00% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 4,000,000
Nominal interest rate	2.00%	2.00%
Effective interest rate percentage	2.00%	2.00%
Envases Central S.A. | Bank loans | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 736,033
Nominal interest rate		2.13%
Effective interest rate percentage		2.13%
Envases Central S.A. | Bank loans | More than 1 year up to 2 years | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 736,033
Envases Central S.A. | Bank loans | More than 3 years up to 4 years | Banco BCI 2.00% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 4,000,000
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 173,453
Nominal interest rate		6.63%
Effective interest rate percentage		6.63%
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 44,621
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		44,621
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		44,621
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 39,590